BUSINESS ACQUISITION IN STAGES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS ACQUISITION IN STAGES

NOTE 8 – BUSINESS ACQUISITION IN STAGES

On January 3, 2023, the Company completed the acquisition in stages of International Real Estate Development, LLC (“IRED” or the “seller”), for the purchase of the remaining seventy five percent (75%) of the issued and outstanding membership interest in Rancho Costa Verde Development, LLC (“RCVD”) for a total consideration of $13.4 million. The consideration was paid through (i) a secured convertible promissory note in the principal amount of $8,900,000 (Note 4 and 6), (ii) issuance of 20,000,000 shares of common stock with a fair value of $1.8 million and (iii) 33,000,000 common stock warrants to purchase an equivalent number of shares of common stock with a fair value of approximately $2.7 million. The Company issued the 20,000,000 shares of common stock to International Real Estate Development, LLC (“IRED”) on January 3, 2023.

Prior to the acquisition of a controlling financial interest in RCVD, the Company held a twenty five percent (25%) interest in RCVD, which was previously acquired and accounted for in May 2021 as an equity method investment under ASC 323 Investments – Equity Method and Joint Ventures (Note 9). It was determined that the Company did not have the power to direct the activities that most significantly impact RCVD’s economic performance, and therefore, the Company was not the primary beneficiary of RCVD and RCVD was not consolidated under the variable interest model. The investment was initially recorded at cost, which was determined to be $2,680,000. The carrying value was fully written down to $0 as of December 31, 2022.

As outlined in the letter of intent with IRED and RCVD dated April 2021, in addition to various communications with both parties, the Company had strategized and intended to acquire the remaining 75% of RCVD from the original discussions that began in 2018. The Company’s President and director was the previously the owner of one third of the issued and outstanding interest in International Real Estate Development LLC and has been disclosed as a related party since the acquisition of the initial 25% interest in RCVD.

The Company has accounted for this transaction as a business combination in stages under ASC 805 Business Combinations as the Company took control of RCVD in January 2023. Accordingly, and as of January 3, 2023, the assets acquired, and the liabilities assumed were recorded at their estimated fair value as of the closing date of the acquisition. The Company is in the process of finalizing the purchase price allocation and it is to be completed in January 2023.

The secured convertible promissory note has a principal amount of $8,900,000 and is payable in quarterly installments of $2,225,000, carries a five percent (5%) coupon. The note carries a default coupon of twelve percent (12%) on the unpaid principal after the maturity date. The note includes standard events of default, which will result in the principal and accrued interest to be payable immediately. The note is convertible at any time commencing on April 1, 2023, at the option of the holder, into shares of common stock of the company at a 10% discount to market. The note may be prepaid at any time without penalties. The Company has not made the first installment by December 31, 2023, but the Company obtained a default waiver from IRED. The Company incurred approximately $445,000 of interest during the year ending December 31, 2023. The note and all accrued interest were converted into common stock during the nine months ended September 30, 2024 (Note 6).

RCVD was originally formed in the State of Nevada. RCVD is a 1,100-acre master planned second home, retirement home, and vacation home real estate community located on the east coast of Baja California, Mexico. It is just south of the small fishing village of San Felipe, where the Oasis Park Resort project of the Company is located.

As of December 31, 2023, the Company finalized its purchase price allocation and valuation for the acquisition of RCVD.

The acquisition-date fair value of the consideration transferred is as follows:

January 3, 2023

Fair value of common stock	$1,800,000
Fair value of common stock warrants	2,674,972
Promissory notes	$8,900,000
Fair value of consideration transferred	$13,374,972

The following is the purchase price allocation as of the January 3, 2023, acquisition date:

January 3, 2023
Cash	$321,916
Accounts receivable	1,900,388
Other current assets	342,574
Fixed Assets	16,213,967
Accounts payable and accrued expenses	(652,329)
Mortgage loans	(6,576,566)
Related party notes	(16,545)
Deferred revenue	(9,276,620)
Net Assets Acquired	$2,256,785
Goodwill	11,118,187
Total consideration	$13,374,972

Pro Forma Financial Information

The following unaudited pro forma consolidated results of operations for the years ended December 31, 2023 and 2022 assume the acquisition was completed on January 1, 2022:

	Years Ended December 31,
	2023	2022
Pro forma net revenues	1,090,617	1,516,622
Pro forma net loss	(1,110,022)	(926,798)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the periods presented and is not intended to be a projection of future results.

Common Stock warrants

At acquisition date, the Company measures the fair value of the common stock warrant using the Black-Scholes option valuation model using the following assumptions as of December 31, 2023:

Expected term	5 years
Exercise price	$0.10
Expected volatility	145%
Risk-free interest rate	3.94%
Forfeitures	None

The assumptions used in determining fair value represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change, including changes in the market value of the Company’s common stock, managements’ assessment, or significant fluctuations in the volatility of the trading market for the Company’s common stock, the Company’s fair value estimates could be materially different in the future.

The Company computes the fair value of the common stock warrants at the acquisition date, which does not have to be updated at each reporting period.

NOTE 9 – BUSINESS ACQUISITION IN STAGES

On January 3, 2023, the Company completed the acquisition in stages of International Real Estate Development, LLC (“IRED” or the “seller”), for the purchase of the remaining seventy five percent (75%) of the issued and outstanding membership interest in Rancho Costa Verde Development, LLC (“RCVD”) for a total consideration of $13.4 million. The consideration was paid through (i) a secured convertible promissory note in the principal amount of $8,900,000 (Note 5 and 7), (ii) issuance of 20,000,000 shares of common stock with a fair value of $1.8 million and (iii) 33,000,000 common stock warrants to purchase an equivalent number of shares of common stock with a fair value of approximately $2.7 million. The Company issued the 20,000,000 shares of common stock to International Real Estate Development, LLC (“IRED”) on January 3, 2023.

Prior to the acquisition of a controlling financial interest in RCVD, the Company held a twenty five percent (25%) interest in RCVD, which was previously acquired and accounted for in May 2021 as an equity method investment under ASC 323 Investments – Equity Method and Joint Ventures (Note 10). It was determined that the Company did not have the power to direct the activities that most significantly impact RCVD’s economic performance, and therefore, the Company was not the primary beneficiary of RCVD and RCVD was not consolidated under the variable interest model. The investment was initially recorded at cost, which was determined to be $2,680,000. The carrying value was fully written down to $0 as of December 31, 2022.

As outlined in the letter of intent with IRED and RCVD dated April 2021, in addition to various communications with both parties, the Company had strategized and intended to acquire the remaining 75% of RCVD from the original discussions that began in 2018. The Company’s President and director was the previously the owner of one third of the issued and outstanding interest in International Real Estate Development LLC and has been disclosed as a related party since the acquisition of the initial 25% interest in RCVD.

The Company has accounted for this transaction as a business combination in stages under ASC 805 Business Combinations as the Company took control of RCVD in January 2023. Accordingly, and as of January 3, 2023, the assets acquired, and the liabilities assumed were recorded at their estimated fair value as of the closing date of the acquisition. The Company is in the process of finalizing the purchase price allocation and it is to be completed in January 2023.

The secured convertible promissory note has a principal amount of $8,900,000 and is payable in quarterly installments of $2,225,000, carries a five percent (5%) coupon with a maturity date of March 31, 2024. The note carries a default coupon of twelve percent (12%) on the unpaid principal after the maturity date. The note includes standard events of default, which will result in the principal and accrued interest to be payable immediately. The note is convertible at any time commencing on April 1, 2023, at the option of the holder, into shares of common stock of the company at a 10% discount to market. The note may be prepaid at any time without penalties. The Company has not made the first installment by December 31, 2023, but the Company obtained a default waiver from IRED. The Company incurred approximately $445,000 of interest during the year ending December 31, 2023 (note 7).

RCVD was originally formed in the State of Nevada. RCVD is a 1,100-acre master planned second home, retirement home, and vacation home real estate community located on the east coast of Baja California, Mexico. It is just south of the small fishing village of San Felipe, where the Oasis Park Resort project of the Company is located.

As of December 31, 2023, the Company finalized its purchase price allocation and valuation for the acquisition of RCVD.

The acquisition-date fair value of the consideration transferred is as follows:

January 3, 2023

Fair value of common stock	$1,800,000
Fair value of common stock warrants	2,674,972
Promissory notes	$8,900,000
Fair value of consideration transferred	$13,374,972

The following is the purchase price allocation as of the January 3, 2023, acquisition date:

January 3, 2023
Cash	$321,916
Accounts receivable	1,900,388
Other current assets	342,574
Fixed Assets	16,213,967
Accounts payable and accrued expenses	(652,329)
Mortgage loans	(6,576,566)
Related party notes	(16,545)
Deferred revenue	(9,276,620)
Net Assets Acquired	$2,256,785
Goodwill	11,118,187
Total consideration	$13,374,972

Pro Forma Financial Information

The following unaudited pro forma consolidated results of operations for the years ended December 31, 2023 and 2022 assume the acquisition was completed on January 1, 2022:

	Years Ended December 31,
	2023	2022
Pro forma net revenues	1,090,617	1,516,622
Pro forma net loss	(1,110,022)	(926,798)

Pro forma data does not purport to be indicative of the results that would have been obtained had these events actually occurred at the beginning of the periods presented and is not intended to be a projection of future results.

Common Stock warrants

At acquisition date, the Company measures the fair value of the common stock warrant using the Black-Scholes option valuation model using the following assumptions:

	For the Years Ending December 31,
	2023	2022

Expected term	5 years	-
Exercise price	$0.10	-
Expected volatility	145%	-
Risk-free interest rate	3.94%	-
Forfeitures	None	-

The assumptions used in determining fair value represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change, including changes in the market value of the Company’s common stock, managements’ assessment, or significant fluctuations in the volatility of the trading market for the Company’s common stock, the Company’s fair value estimates could be materially different in the future.

The Company computes the fair value of the common stock warrants at the acquisition date, which does not have to be updated at each reporting period.